Schedule of deferred revenue, by type (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 2,390	₨ 3,360	₨ 45,721
Noncurrent
Current	$ 28	2,390	3,360
Global Distribution System Provider [member]
IfrsStatementLineItems [Line Items]
Total deferred revenue
Loyalty Program [member]
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 2,390	₨ 3,360